Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 285,103,853.00
Total Fee Amount	39,372.85
Total Offset Amount	0.00
Net Fee	$ 39,372.85
Offering Table N/A
Offset Table N/A	N/A